Intangible assets (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Finite-Lived Intangible Assets [Line Items]
Cost	$ 21,234	$ 21,140
Accumulated amortization	5,078	3,071
Net book value	16,156	18,069
Marketing rights [Member]
Finite-Lived Intangible Assets [Line Items]
Marketing rights, Cost	15,830	15,830
Accumulated amortization	1,782	199
Net book value	14,048	15,631
Trade Names [Member]
Finite-Lived Intangible Assets [Line Items]
Trade name, Cost	1,131	1,131
Accumulated amortization	127	14
Net book value	1,004	1,117
Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Patents, Cost	4,273	4,179
Accumulated amortization	3,169	2,858
Net book value	$ 1,104	$ 1,321